SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Segments [Line Items]
Cash and cash equivalents	$ 61,083	$ 23,368	$ 33,376
Other Investments	4,767	69	41
Accounts and other receivable	20,144	18,572
Income tax receivable	52	4,378
Accounts receivables		22,950
Inventories	16,640	13,589
Prepaid expenses	2,284	3,302
Non-current deposits	591	606
Deferred financing costs	294
Non-current IVA receivable	2,676	2,048
Deferred income tax asset	12,753	7,136
Intangible assets	492	975
Right-of-use leased assets	861	1,337
Mineral properties, plant and equipment	87,955	88,333
Total assets	210,592	163,713
Accounts payable and accrued liabilities	27,764	19,775
Income taxes payable	3,038	1,947
Loans payable	9,672	8,875
Lease obligations	1,094	1,238	$ 1,422
Provision for reclamation and rehabilitation	8,876	8,403
Deferred income tax liability	1,077	682
Total liabilities	51,521	40,920
Corporate [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	23,370	13,065
Other Investments	4,767	69
Accounts and other receivable	1,475
Income tax receivable	0
Accounts receivables		1,068
Inventories	0	0
Prepaid expenses	1,095	905
Non-current deposits	76	76
Deferred financing costs	294
Non-current IVA receivable	0	0
Deferred income tax asset	0	0
Intangible assets	11	28
Right-of-use leased assets	649	745
Mineral properties, plant and equipment	309	380
Total assets	32,046	16,336
Accounts payable and accrued liabilities	11,008	6,729
Income taxes payable	4	368
Loans payable	439	774
Lease obligations	982	1,050
Provision for reclamation and rehabilitation	0	0
Deferred income tax liability	0	0
Total liabilities	12,433	8,921
Exploration [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	489	855
Other Investments	0	0
Accounts and other receivable	184
Income tax receivable	5
Accounts receivables		2,568
Inventories	0	0
Prepaid expenses	122	1,029
Non-current deposits	0	0
Deferred financing costs	0
Non-current IVA receivable	854	355
Deferred income tax asset	0	0
Intangible assets	88	160
Right-of-use leased assets	0	0
Mineral properties, plant and equipment	16,104	13,064
Total assets	17,846	18,031
Accounts payable and accrued liabilities	802	855
Income taxes payable	0	0
Loans payable	0	0
Lease obligations	0	0
Provision for reclamation and rehabilitation	0	0
Deferred income tax liability	0	0
Total liabilities	802	855
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	25,456	7,372
Other Investments	0	0
Accounts and other receivable	6,573
Income tax receivable	15
Accounts receivables		4,574
Inventories	9,252	7,441
Prepaid expenses	731	619
Non-current deposits	306	305
Deferred financing costs	0
Non-current IVA receivable	1,475	824
Deferred income tax asset	9,445	2,837
Intangible assets	134	269
Right-of-use leased assets	0	0
Mineral properties, plant and equipment	40,386	34,006
Total assets	93,773	58,247
Accounts payable and accrued liabilities	10,547	7,079
Income taxes payable	2,367	696
Loans payable	3,105	2,058
Lease obligations	0	0
Provision for reclamation and rehabilitation	2,221	2,182
Deferred income tax liability	798	0
Total liabilities	19,038	12,015
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	6,069	1,700
Other Investments	0	0
Accounts and other receivable	9,321
Income tax receivable	12
Accounts receivables		6,999
Inventories	4,645	2,426
Prepaid expenses	202	572
Non-current deposits	135	151
Deferred financing costs	0
Non-current IVA receivable	0	0
Deferred income tax asset	3,308	4,299
Intangible assets	135	224
Right-of-use leased assets	105	175
Mineral properties, plant and equipment	24,445	19,757
Total assets	48,377	36,303
Accounts payable and accrued liabilities	3,809	2,872
Income taxes payable	667	840
Loans payable	6,128	6,043
Lease obligations	112	188
Provision for reclamation and rehabilitation	1,978	1,848
Deferred income tax liability	279	513
Total liabilities	12,973	12,304
El Compas [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	4,579	353
Other Investments	0	0
Accounts and other receivable	1,949
Income tax receivable	0
Accounts receivables		4,819
Inventories	2,461	2,094
Prepaid expenses	20	25
Non-current deposits	0	0
Deferred financing costs	0
Non-current IVA receivable	0	0
Deferred income tax asset	0	0
Intangible assets	78	137
Right-of-use leased assets	107	417
Mineral properties, plant and equipment	3,584	17,106
Total assets	12,778	24,951
Accounts payable and accrued liabilities	1,018	1,403
Income taxes payable	0	0
Loans payable	0
Lease obligations	0	0
Provision for reclamation and rehabilitation	132	124
Deferred income tax liability	0	169
Total liabilities	1,150	1,696
El Cubo [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	1,120	23
Other Investments	0	0
Accounts and other receivable	642
Income tax receivable	20
Accounts receivables		2,922
Inventories	282	1,628
Prepaid expenses	114	152
Non-current deposits	74	74
Deferred financing costs	0
Non-current IVA receivable	347	869
Deferred income tax asset	0	0
Intangible assets	46	157
Right-of-use leased assets	0	0
Mineral properties, plant and equipment	3,127	4,020
Total assets	5,772	9,845
Accounts payable and accrued liabilities	580	837
Income taxes payable	0	43
Loans payable	0
Lease obligations	0	0
Provision for reclamation and rehabilitation	4,545	4,249
Deferred income tax liability	0	0
Total liabilities	$ 5,125	$ 5,129